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JOHN HANCOCK FINANCIAL SERVICES                             [JOHN HANCOCK LOGO]
U.S. Wealth Management Law Department
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

April 3, 2009

Alison T. White, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549-4644

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
      Re:  1.  John Hancock Variable Annuity Account H                          JHLICO Declaration Contracts
               Registration Statement on Form N-4 (File                         JHLICO Patriot Contracts
               No. 333-08345) 485(a) Post-Effective
               Amendment No. 12
           2.  John Hancock Variable Annuity Account H                          JHLICO Revolution Access Contracts
               Registration Statement on Form N-4 (File
               No. 333-84771) 485(a) Post-Effective Amendment No. 7
           3.  John Hancock Variable Annuity Account H                          JHLICO Revolution Extra Contracts
               Registration Statement on Form N-4 (File                         JHLICO Revolution Extra II Contracts
               No. 333-84783) 485(a) Post-Effective Amendment No. 9
           4.  John Hancock Variable Annuity Account V Registration             JHLICO Patriot  Contracts
               Statement on Form N-4 (File No. 333-34153) 485(a)
               Post-Effective Amendment No. 8
           5.  John Hancock Variable Annuity Account I                          JHVLICO  MarketPlace Contracts
               Registration Statement on Form N-4
               (File No. 333-16949) Post-Effective Amendment No. 12

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Dear Ms. White:

John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") (each, an "Issuer" and together, the "Issuers") transmit the captioned post-effective amendments to the captioned registration statements (each, a "Post-Effective Amendment" and together, the "Post-Effective Amendments") on behalf of John Hancock Variable Annuity Account H, John Hancock Variable Annuity Account V, and John Hancock Variable Annuity Account I (each, a "Registrant" and together, the "Registrants"), pursuant to Rule 485(a) under the Act. We have registered each Registrant on SEC Form N-4 (File No. 811-7711 for John Hancock Variable Annuity Account H, File No. 811-5140 for John Hancock Variable Annuity Account V, and File No. 811-8696 for John Hancock Variable Annuity Account I). JHLICO and JHVLICO no longer offer for sale any of the contracts offered through the captioned registration statements.

We have revised the cover page of all the Post-Effective Amendments to propose that the filings will become effective on May 1, 2009, pursuant to paragraph
(a)(1) of Rule 485(a).

On behalf of the Registrant and John Hancock Distributors LLC, its Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-reference registration statement to the earliest possible time on May 1, 2009. I intend to make such a request orally within one business day of your receipt of this letter.

The Company, on behalf of the Registrant, and the Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

The Commission staff has requested that this Registrant acknowledge and agree, and the Registrant does hereby acknowledge and state, that:

      - Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;



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                                                           Alison T. White, Esq.
                                                SEC Office of Insurance Products
                                                                   April 3, 2009

                                                                     Page 2 of 2

      - The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

      - The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any comments and questions regarding the Post-Effective Amendment to me at (617) 663-3192 or in my absence, to Arnold R. Bergman at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities